Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of inventory [abstract]
Raw Materials	$ 11,834	$ 22,841
Work-in-progress	2,782	6,699
Finished goods	20,445	3,093
Less: Allowance for inventories obsolescence	(2,515)	(1,944)
Total inventories	$ 32,546	$ 30,689